Significant accounting principles (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Significant accounting principles (Tables) [Abstract]
Condensed consolidated statement of financial position
Condensed consolidated statement of financial position
(Dollars in thousands)	Balance at December 31, 2017	Adjustments due to IFRS 15	Balance at January 1, 2018
Assets
Accounts receivable and accrued revenues	42,212	(7,437)	34,775
Capitalized voyage expenses	-	1,888	1,888
Liabilities
Accounts payable and accrued expenses	17,427	(815)	16,613
Stockholders' equity
Accumulated deficit	(222,087)	(4,734)	(226,821)

The impact of the adoption of IFRS 15 Revenue from Contracts with Customers on our consolidated statement of financial position as of December 31, 2018, consolidated income statement and consolidated statement of cash flow were as follows:

Condensed consolidated statement of financial position
	Balance as of December 31, 2018
	As reported	Adjustments due to IFRS 15	Balance without adoption of IFRS 15
Assets
Accounts receivable and accrued revenues	60,196	8,271	68,467
Capitalized voyage expenses	1,633	(1,633)	0
Liabilities
Accounts payable and accrued expenses	28,634	602	29,236
Stockholders' equity
Accumulated deficit	(285,383)	6,036	(279,347)

Condensed consolidated income statement 2018
Condensed consolidated income statement 2018

(Dollars in thousands)	As reported	Adjustments due to IFRS 15	Without adoption of IFRS 15
Shipping revenues	375,941	834	376,776
Voyage expenses	(161,891)	468	(161,423)
Profit/(loss) for the year	(46,927)	1,302	(45,625)

Condensed consolidated statement of cash flow 2018
Condensed consolidated statement of cash flow 2018

(Dollars in thousands)	As reported	Adjustments due to IFRS 15	Without adoption of IFRS 15
Profit/(loss) for the year	(46,927)	1,302	(45,625)
Accounts receivable and accrued revenues	(25,421)	(834)	(26,255)
Capitalized voyage expenses	255	(255)	(0)
Accounts payable and accrued expenses	8,234	(213)	8,021
Net cash provided by operating activities	53,985	(0)	53,985